Average Annual Total Returns{- Franklin Oregon Tax-Free Income Fund} - Franklin Tax-Free Trust - TF3-22 - Franklin Oregon Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	0.90%	2.47%	3.51%	0.90%	2.47%	3.51%	1.44%	2.56%	3.50%	1.09%	2.53%	3.53%	3.35%	2.74%	3.36%	5.12%		3.85%	[1]	5.09%	3.41%	4.04%	5.21%	3.91%	4.63%

[1]	1. Since inception August 1, 2017.